Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

	Kinetik 401(k) Plan
	Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
	Plan #001 / EIN: 84-2885657
	December 31, 2025
(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Cost**	Current value
	Investments:
*	KINETIK HOLDINGS INC	Common Stock	$—	$334,245
	PUTNAM STABLE VALUE	Common Collective Trust	—	635,671
	JP MORGAN SMALL CAP GROWTH R6	Mutual Fund	—	730,830
	MASSMUTUAL SEL MID CAP GR I	Mutual Fund	—	516,869
	VANGUARD EXT MKT IDX - ADMIRAL	Mutual Fund	—	855,738
	JOHN HANCOCK DISC VALUE MC R6	Mutual Fund	—	579,813
	MFS INTL DIVERSIFICATION R4	Mutual Fund	—	569,597
	PUTNAM LARGE CAP VALUE R6	Mutual Fund	—	1,121,813
	VANGUARD TOT BND MKT IND-ADM	Mutual Fund	—	388,838
	PIONEER BOND FUND – K	Mutual Fund	—	915,581
	MFS GROWTH FUND R6	Mutual Fund	—	1,146,869
	VANGUARD INSTITUTIONAL TARGET RETIREMENT 2020 I	Mutual Fund	—	619,488
	VANGUARD INSTITUTIONAL TARGET RETIREMENT 2055 I	Mutual Fund	—	3,870,069
	VANGUARD INSTITUTIONAL TARGET RETIREMENT 2050 I	Mutual Fund	—	4,304,533
	VANGUARD INSTITUTIONAL TARGET RETIREMENT 2035 I	Mutual Fund	—	2,413,701
	VANGUARD 500 INDEX FUND – ADMIRAL	Mutual Fund	—	4,315,539
	VANGUARD INSTITUTIONAL TARGET RETIREMENT 2040 I	Mutual Fund	—	3,007,641
	PIMCO INCOME FUND INSTITUTIONAL	Mutual Fund	—	320,982
	UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND R6	Mutual Fund	—	207,147
	VANGUARD INSTITUTIONAL TARGET RETIREMENT 2025 I	Mutual Fund	—	1,456,201
	VANGUARD INSTITUTIONAL TARGET RETIREMENT 2065 I	Mutual Fund	—	847,892
	VANG TOT INTL STK IND ADM	Mutual Fund	—	1,719,541
	VANGUARD INSTITUTIONAL TARGET RETIREMENT 2030 I	Mutual Fund	—	1,993,350
	VANGUARD INSTITUTIONAL TARGET RETIREMENT 2045 I	Mutual Fund	—	4,502,565
	VANGUARD INSTITUTIONAL TARGET RETIREMENT 2060 I	Mutual Fund	—	1,653,372
*	FIDELITY GOVT MMKT K6	Mutual Fund	—	8,633
	VANGUARD INSTITUTIONAL TARGET INC I	Mutual Fund	—	18,121
			—	39,054,635
*	Notes receivable from participants	Varying maturity dates and interest rates ranging from 4.25% -9.5%	—	1,337,106
			$—	$40,391,741

(*)	Party-in-interest
(**)	Cost is not required for participant directed funds